Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000129136 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129136 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129136 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129136 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129136 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000129136 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000129136 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000129571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000129571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000129571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000129571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000129571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000180685 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000180685 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180685 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180685 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180685 | India
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180685 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180685 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180685 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180685 | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000180685 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180685 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000180685 | China
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000176655 | India
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176655 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176655 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176655 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000176655 | China
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000176655 | Greece
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176655 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176655 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176655 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176655 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176655 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176655 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000157444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000157444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000157444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000157444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000198139 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198139 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198139 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198139 | China
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000198139 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198139 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198139 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000198139 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198139 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198139 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198139 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198139 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000195635 |
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195635 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195635 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195635 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195635 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000195635 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000195632 | India
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000195632 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195632 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195632 | China
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000195632 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195632 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000195632 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195632 | Sri Lanka
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195632 | Pakistan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195632 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195632 | Mongolia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195632 | Macau
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000210156 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210156 | India
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000210156 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210156 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210156 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210156 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210156 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000210156 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000210156 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000210156 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210156 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210156 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000222186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222186 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000222186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222186 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000222186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000220718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220718 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220718 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220718 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220718 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000223017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000223017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000223017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000250789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250789 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000251229 | American Express9234923
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251229 | Sumitomo Mitsui Financial Group9234814
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251229 | Procter & Gamble9234906
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251229 | ASB Bank9234816
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251229 | Citigroup9234975
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251229 | JPMorgan Chase9234878
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251229 | Procter & Gamble9234909
Holdings [Line Items]
Percent of Total Investments	2.00%
C000251229 | Toronto-Dominion Bank9234783
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251229 | Toyota Motor Credit9234994
Holdings [Line Items]
Percent of Total Investments	1.80%
C000251229 | Goldman Sachs Group9234854
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251229 | 9-12 Months
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000251229 | 6-9 Months
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000251229 | 3-6 Months
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000251229 | 0-3 Months
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000249978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000249978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000249978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000249978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000254137 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000254137 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000254137 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254137 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000254137 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000254137 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000254137 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254137 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000254137 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254137 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000206147 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000206147 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000206147 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206147 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000263033 | Net Options Contracts
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000263033 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263033 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263033 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263033 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000263033 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000263033 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000264125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000264125 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000264125 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000264125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000264125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000264125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264125 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%